Quarterly Report
March 31, 2022
Elfun Income Fund

Elfun Income Fund
Quarterly Report
March 31, 2022

Page
Schedule of Investments	1
Notes to Schedule of Investments	18

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.8% †
U.S. Treasuries - 36.9%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$3,244,000	$2,555,157
1.88%, 02/15/41	3,613,000	3,215,005
1.88%, 02/15/51 (a)	1,845,000	1,610,916
2.25%, 08/15/46 (a)	1,562,000	1,460,470
3.00%, 08/15/48 (a)	2,925,000	3,188,707
U.S. Treasury Notes
0.25%, 07/31/25 (a)	5,822,400	5,397,547
0.63%, 10/15/24 (a)	3,308,000	3,157,848
0.75%, 12/31/23	6,872,000	6,694,026
0.75%, 01/31/28 (a)	21,308,000	19,325,357
1.13%, 01/15/25	4,419,000	4,255,704
1.25%, 11/30/26	1,903,000	1,800,268
1.50%, 02/29/24	8,182,000	8,063,425
1.63%, 05/15/31 (a)	13,149,000	12,384,714
1.75%, 01/31/29	935,000	895,408
2.63%, 02/15/29 (a)	1,562,000	1,580,793
		75,585,345
Agency Mortgage Backed - 21.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	4,921,780	4,866,297
4.50%, 06/01/33 - 02/01/35 (a)	7,390	7,838
5.00%, 07/01/35 (a)	59,273	63,805
5.50%, 01/01/38 - 04/01/39 (a)	99,593	109,130
6.00%, 06/01/33 - 11/01/37 (a)	211,754	232,097
7.00%, 01/01/27 - 08/01/36 (a)	48,332	53,342
7.50%, 11/01/29 - 09/01/33 (a)	5,994	6,466
8.00%, 11/01/30 (a)	2,334	2,540
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	8,173,301	7,821,887
3.50%, 08/01/45 - 01/01/48 (a)	3,985,959	4,033,458
4.00%, 01/01/41 - 01/01/50 (a)	2,287,730	2,362,613
4.50%, 07/01/33 - 12/01/48 (a)	1,198,967	1,263,113
5.00%, 03/01/34 - 05/01/39 (a)	122,574	131,986
5.50%, 12/01/32 - 01/01/39 (a)	332,548	361,599
6.00%, 01/01/29 - 05/01/41 (a)	790,760	868,871
6.50%, 08/01/28 - 08/01/36 (a)	38,219	40,941
7.00%, 10/01/32 - 02/01/34 (a)	7,672	8,220
7.50%, 12/01/26 - 03/01/33 (a)	26,267	28,419
8.00%, 06/01/24 - 10/01/31 (a)	6,176	6,550
8.50%, 04/01/30 (a)	1,304	1,485
9.00%, 12/01/22 (a)	48	48
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(b)	2,014	2,066
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
3.00%, 04/01/52 (c)	$10,551,992	$10,317,833
3.50%, 05/01/52 (c)	1,700,000	1,696,075
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	4,289,850	4,304,361
3.50%, 08/20/48 (a)	854,813	865,387
4.00%, 01/20/41 - 04/20/43 (a)	699,881	733,128
4.50%, 08/15/33 - 03/20/41 (a)	326,510	351,232
5.00%, 08/15/33 (a)	19,013	20,180
6.00%, 04/15/27 - 04/15/35 (a)	104,952	115,265
6.50%, 03/15/24 - 09/15/36 (a)	38,101	41,653
7.00%, 11/15/27 - 10/15/36 (a)	29,741	32,385
7.50%, 03/15/23 - 10/15/28 (a)	7,393	7,747
8.00%, 09/15/27 - 06/15/30 (a)	18,223	19,057
Government National Mortgage Assoc. TBA
3.00%, 04/01/52 (c)	3,962,577	3,914,963
		44,692,037
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.10%, 09/25/43 (b)(d)	639,132	1,812
2.51%, 07/25/29	745,000	730,408
4.05%, 09/25/28 (b)	300,000	321,158
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (d)	31,911	621
5.50%, 06/15/33 (d)	18,689	3,132
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	356	335
8.00%, 02/01/23 - 07/01/24 (d)	554	35
Federal National Mortgage Assoc. REMIC
1.12%, 12/25/42 (b)(d)	140,498	4,565
5.00%, 02/25/40 - 09/25/40 (d)	44,173	4,503
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.54%, 07/25/38 (b)(d)	19,147	2,434
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.09%, 11/25/41 (b)(d)	2,025,565	350,946
Federal National Mortgage Assoc. STRIPS
0.00%, 12/25/34 (e)	20,030	17,004
4.50%, 08/25/35 - 01/25/36 (d)	36,160	5,127
5.00%, 03/25/38 - 05/25/38 (d)	22,368	4,161
5.50%, 12/25/33 (d)	6,439	1,234
6.00%, 01/25/35 (d)	25,378	4,478
7.50%, 11/25/23 (d)	855	31
8.00%, 08/25/23 - 07/25/24 (d)	1,035	68
8.50%, 07/25/22 (d)**	8	—
		1,452,052

See Notes to Schedule of Investments.
Elfun Income Fund	1

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Asset Backed - 0.6%
Chase Funding Trust 2004-1
4.99%, 11/25/33 (f)	$82,836	$82,836
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (g)	487,000	487,932
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	707,238	701,887
		1,272,655
Corporate Notes - 31.1%
3M Co.
3.13%, 09/19/46 (a)	19,000	17,117
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	263,000	239,099
Abbott Laboratories
3.75%, 11/30/26 (a)	28,000	29,060
4.90%, 11/30/46 (a)	66,000	80,566
AbbVie Inc.
2.60%, 11/21/24 (a)	111,000	110,230
2.95%, 11/21/26 (a)	108,000	107,131
3.20%, 05/14/26 - 11/21/29 (a)	148,000	147,013
3.25%, 10/01/22 (a)	64,000	64,260
4.05%, 11/21/39 (a)	46,000	47,452
4.25%, 11/21/49 (a)	93,000	97,039
4.40%, 11/06/42	33,000	34,980
4.63%, 10/01/42 (a)	7,000	7,483
4.70%, 05/14/45 (a)	13,000	14,166
4.88%, 11/14/48 (a)	10,000	11,348
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	179,000	178,839
AEP Texas Inc.
3.45%, 05/15/51 (a)	112,000	100,081
Aetna Inc.
3.50%, 11/15/24 (a)	51,000	51,549
Aircastle Ltd.
4.25%, 06/15/26 (a)	78,000	76,919
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	203,000	210,239
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	221,058
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	46,000	38,873
2.95%, 03/15/34	77,000	72,498
3.55%, 03/15/52	62,000	57,672
4.70%, 07/01/30 (a)	20,000	21,618
Ally Financial Inc.
2.20%, 11/02/28 (a)	92,000	83,152
5.75%, 11/20/25 (a)	47,000	49,491
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	56,000	48,043
4.00%, 02/04/61 (a)	20,000	16,786
4.25%, 08/09/42 (a)	6,000	5,411
4.45%, 05/06/50 (a)	27,000	24,524
4.50%, 05/02/43 (a)	20,000	18,434
Amazon.com Inc.
1.50%, 06/03/30 (a)	33,000	29,540
2.50%, 06/03/50 (a)	38,000	31,828
2.70%, 06/03/60 (a)	30,000	24,884
2.88%, 05/12/41 (a)	67,000	61,817
3.15%, 08/22/27 (a)	15,000	15,219
3.25%, 05/12/61 (a)	51,000	47,830
	Principal Amount	Fair Value
4.05%, 08/22/47 (a)	$16,000	$17,428
4.25%, 08/22/57 (a)	10,000	11,348
Ameren Corp.
2.50%, 09/15/24 (a)	159,000	156,629
3.65%, 02/15/26 (a)	28,000	28,328
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	24,000	24,434
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	35,000	31,808
3.25%, 03/01/50 (a)	30,000	25,781
American International Group Inc.
4.25%, 03/15/29 (a)	51,000	53,513
4.50%, 07/16/44 (a)	46,000	49,763
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	10,000	10,004
American Tower Corp.
1.50%, 01/31/28 (a)	124,000	109,615
2.90%, 01/15/30 (a)	45,000	41,932
3.70%, 10/15/49 (a)	26,000	23,235
3.80%, 08/15/29 (a)	54,000	53,813
American Water Capital Corp.
2.95%, 09/01/27 (a)	35,000	34,693
Amgen Inc.
2.00%, 01/15/32 (a)	126,000	111,863
2.45%, 02/21/30 (a)	20,000	18,807
3.00%, 01/15/52 (a)	43,000	36,489
3.15%, 02/21/40 (a)	76,000	69,393
3.38%, 02/21/50 (a)	19,000	17,197
4.20%, 02/22/52	40,000	41,427
4.66%, 06/15/51 (a)	10,000	11,066
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	186,546
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	74,000	75,686
4.70%, 02/01/36 (a)	22,000	23,911
4.90%, 02/01/46 (a)	48,000	53,332
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	51,000	51,783
4.00%, 04/13/28 (a)	12,000	12,457
4.35%, 06/01/40 (a)	50,000	52,121
4.38%, 04/15/38 (a)	70,000	73,513
4.50%, 06/01/50 (a)	38,000	40,791
4.60%, 04/15/48 (a)	27,000	29,059
4.75%, 04/15/58 (a)	23,000	24,906
5.55%, 01/23/49 (a)	50,000	60,718
Anthem Inc.
2.88%, 09/15/29 (a)	26,000	25,149
3.30%, 01/15/23 (a)	51,000	51,491
3.60%, 03/15/51 (a)	27,000	26,002
3.70%, 09/15/49 (a)	26,000	25,357
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	78,000	64,342

See Notes to Schedule of Investments.
2	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(g)	$68,000	$66,036
Apple Inc.
2.65%, 02/08/51 (a)	76,000	65,710
2.80%, 02/08/61 (a)	53,000	45,408
2.95%, 09/11/49 (a)	30,000	27,547
3.35%, 02/09/27 (a)	16,000	16,342
3.45%, 02/09/45 (a)	69,000	68,458
3.85%, 08/04/46 (a)	49,000	51,935
Applied Materials Inc.
4.35%, 04/01/47 (a)	27,000	30,737
Aptiv PLC
4.40%, 10/01/46 (a)	19,000	18,428
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	24,000	23,583
Ares Capital Corp.
2.88%, 06/15/28 (a)	171,000	151,619
3.25%, 07/15/25 (a)	352,000	341,912
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	83,000	74,699
Ascension Health
4.85%, 11/15/53 (a)	59,000	73,526
Ashtead Capital Inc.
1.50%, 08/12/26 (a)(g)	200,000	182,820
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	109,000	100,672
AstraZeneca PLC
3.00%, 05/28/51 (a)	51,000	47,158
4.00%, 01/17/29 (a)	15,000	15,809
4.38%, 08/17/48 (a)	7,000	7,965
AT&T Inc.
1.70%, 03/25/26 (a)	292,000	277,015
2.30%, 06/01/27 (a)	76,000	72,531
2.75%, 06/01/31 (a)	154,000	144,253
3.30%, 02/01/52 (a)	168,000	143,563
3.85%, 06/01/60 (a)	70,000	63,013
4.35%, 03/01/29 (a)	55,000	58,088
4.50%, 05/15/35 (a)	51,000	54,100
4.55%, 03/09/49 (a)	24,000	25,239
4.75%, 05/15/46 (a)	14,000	15,264
4.80%, 06/15/44 (a)	39,000	41,435
4.85%, 03/01/39 (a)	41,000	44,642
5.25%, 03/01/37 (a)	35,000	39,846
5.35%, 12/15/43 (a)	29,000	32,150
5.45%, 03/01/47 (a)	42,000	50,124
Athene Holding Ltd.
4.13%, 01/12/28 (a)	32,000	32,219
6.15%, 04/03/30 (a)	76,000	85,612
Avangrid Inc.
3.15%, 12/01/24 (a)	77,000	76,858
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	112,000	105,095
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,992
4.18%, 11/25/27 (a)	95,000	96,937
4.25%, 10/22/26 (a)	75,000	77,284
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	171,000	156,263
	Principal Amount	Fair Value
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(b)	$162,000	$149,649
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	78,000	66,656
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	26,000	25,996
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	36,000	35,678
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	76,000	76,274
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	101,000	101,804
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (b)	102,000	97,729
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	61,000	61,886
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	49,000	51,176
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	13,000	13,426
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	103,000	97,801
Barclays PLC
4.84%, 05/09/28 (a)	200,000	204,364
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	7,000	8,503
BAT Capital Corp.
2.73%, 03/25/31 (a)	75,000	66,169
4.39%, 08/15/37 (a)	51,000	47,462
4.54%, 08/15/47 (a)	20,000	17,853
4.70%, 04/02/27 (a)	48,000	49,180
4.91%, 04/02/30 (a)	50,000	51,444
BAT International Finance PLC
1.67%, 03/25/26 (a)	48,000	44,124
Baxter International Inc.
1.92%, 02/01/27 (g)	244,000	228,181
2.27%, 12/01/28 (g)	148,000	137,113
2.54%, 02/01/32 (g)	61,000	55,780
3.13%, 12/01/51 (g)	34,000	29,200

See Notes to Schedule of Investments.
Elfun Income Fund	3

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	$11,000	$9,264
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	38,000	38,568
4.67%, 06/06/47 (a)	8,000	8,747
4.69%, 12/15/44 (a)	5,000	5,390
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	15,000	14,991
3.70%, 07/15/30 (a)	56,000	57,608
3.80%, 07/15/48 (a)	18,000	17,744
4.25%, 10/15/50 (a)	50,000	53,180
6.13%, 04/01/36 (a)	8,000	9,869
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	37,000	32,076
3.85%, 03/15/52	103,000	105,298
4.25%, 01/15/49 (a)	27,000	29,411
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	144,000	145,714
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	10,000	11,867
Biogen Inc.
2.25%, 05/01/30 (a)	21,000	18,817
Block Financial LLC
2.50%, 07/15/28 (a)	72,000	65,953
3.88%, 08/15/30 (a)	21,000	20,569
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	49,000	50,954
Boston Scientific Corp.
4.70%, 03/01/49 (a)	6,000	6,690
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	59,000	51,093
3.02%, 01/16/27 (a)	61,000	60,733
3.38%, 02/08/61 (a)	84,000	74,741
BP Capital Markets PLC (4.38% fixed rate until 09/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	109,000	109,560
BP Capital Markets PLC (4.88% fixed rate until 06/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	76,000	76,164
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	52,000	45,426
2.35%, 11/13/40 (a)	26,000	21,922
2.95%, 03/15/32	70,000	68,604
3.20%, 06/15/26 (a)	25,000	25,376
3.40%, 07/26/29 (a)	16,000	16,279
3.55%, 03/15/42	30,000	29,708
4.13%, 06/15/39 (a)	37,000	39,641
4.25%, 10/26/49 (a)	37,000	40,501
4.35%, 11/15/47 (a)	2,000	2,207
4.55%, 02/20/48 (a)	8,000	9,096
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	101,000	92,360
3.90%, 03/15/27 (a)	21,000	21,134
Broadcom Inc.
3.14%, 11/15/35 (a)(g)	29,000	25,568
3.19%, 11/15/36 (a)(g)	4,000	3,515
3.42%, 04/15/33 (a)(g)	66,000	61,592
3.47%, 04/15/34 (a)(g)	8,000	7,409
4.15%, 11/15/30 (a)	73,000	73,951
	Principal Amount	Fair Value
4.30%, 11/15/32 (a)	$50,000	$50,697
Brown-Forman Corp.
4.00%, 04/15/38 (a)	8,000	8,254
Brunswick Corp.
2.40%, 08/18/31 (a)	237,000	201,080
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	10,000	10,061
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	46,000	49,741
4.55%, 09/01/44 (a)	66,000	73,250
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	9,000	8,458
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	34,000	34,401
4.95%, 06/01/47 (a)	26,000	28,831
Canadian Pacific Railway Co.
1.75%, 12/02/26	103,000	97,227
2.45%, 12/02/31	89,000	82,539
3.00%, 12/02/41	31,000	27,982
3.10%, 12/02/51	31,000	27,567
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	176,000	181,141
Capital One Financial Corp.
3.75%, 07/28/26 (a)	86,000	86,596
Cardinal Health Inc.
3.08%, 06/15/24 (a)	18,000	18,025
Carlisle Companies Inc.
2.20%, 03/01/32 (a)	162,000	141,094
Carrier Global Corp.
2.72%, 02/15/30 (a)	48,000	45,118
3.58%, 04/05/50 (a)	48,000	43,919
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	70,000	67,948
Cenovus Energy Inc.
2.65%, 01/15/32 (a)	52,000	47,071
3.75%, 02/15/52 (a)	59,000	53,044
Centene Corp.
3.00%, 10/15/30 (a)	49,000	45,145
3.38%, 02/15/30 (a)	223,000	210,048
4.25%, 12/15/27 (a)	370,000	371,424
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	80,000	74,102
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	68,000	56,874
3.70%, 04/01/51 (a)	102,000	82,981
4.80%, 03/01/50 (a)	102,000	97,196
5.05%, 03/30/29 (a)	25,000	26,475
5.75%, 04/01/48 (a)	27,000	28,842
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	144,000	152,407
7.00%, 06/30/24 (a)	282,000	300,183
Chevron Corp.
2.24%, 05/11/30 (a)	23,000	21,748
3.08%, 05/11/50 (a)	25,000	23,696
Chevron USA Inc.
3.85%, 01/15/28 (a)	92,000	95,778
3.90%, 11/15/24 (a)	26,000	26,798
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	53,000	51,418

See Notes to Schedule of Investments.
4	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	$35,000	$38,256
Church & Dwight Company Inc.
2.30%, 12/15/31	56,000	51,141
Cigna Corp.
2.40%, 03/15/30 (a)	46,000	42,585
3.25%, 04/15/25 (a)	42,000	42,171
3.40%, 03/01/27 - 03/15/51 (a)	67,000	63,688
3.75%, 07/15/23 (a)	12,000	12,179
3.88%, 10/15/47 (a)	9,000	8,752
4.13%, 11/15/25 (a)	65,000	67,040
4.38%, 10/15/28 (a)	17,000	17,881
4.80%, 08/15/38 (a)	15,000	16,492
4.90%, 12/15/48 (a)	7,000	7,881
Cisco Systems Inc.
5.90%, 02/15/39 (a)	24,000	31,383
Citigroup Inc.
4.13%, 07/25/28 (a)	228,000	231,598
4.45%, 09/29/27 (a)	12,000	12,371
4.65%, 07/23/48 (a)	69,000	78,034
Citigroup Inc. (0.98% fixed rate until 05/01/25; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (a)(b)	75,000	71,565
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	211,000	209,122
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	77,000	69,737
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	43,000	43,063
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	36,000	34,239
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	22,000	22,073
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	94,000	89,914
CME Group Inc.
2.65%, 03/15/32	55,000	52,629
CMS Energy Corp.
4.88%, 03/01/44 (a)	81,000	89,221
CNA Financial Corp.
3.45%, 08/15/27 (a)	14,000	14,019
3.90%, 05/01/29 (a)	47,000	48,018
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	115,000	113,881
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	423,000	432,107
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	59,000	69,117
Comcast Corp.
2.65%, 08/15/62 (a)	36,000	27,956
2.80%, 01/15/51 (a)	43,000	36,173
	Principal Amount	Fair Value
2.89%, 11/01/51 (a)(g)	$37,000	$31,412
2.94%, 11/01/56 (a)(g)	29,000	24,185
2.99%, 11/01/63 (a)(g)	37,000	30,327
3.20%, 07/15/36 (a)	46,000	44,020
3.25%, 11/01/39 (a)	61,000	57,734
3.97%, 11/01/47 (a)	55,000	56,206
4.15%, 10/15/28 (a)	43,000	45,199
CommonSpirit Health
4.35%, 11/01/42	130,000	131,343
Commonwealth Bank of Australia
3.78%, 03/14/32 (g)	200,000	193,414
Conagra Brands Inc.
5.30%, 11/01/38 (a)	19,000	20,860
5.40%, 11/01/48 (a)	11,000	12,578
ConocoPhillips Co.
4.30%, 11/15/44 (a)	45,000	48,744
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	44,000	43,230
3.35%, 04/01/30 (a)	20,000	19,926
3.88%, 06/15/47 (a)	22,000	21,386
3.95%, 04/01/50 (a)	33,000	34,115
Constellation Brands Inc.
3.15%, 08/01/29 (a)	102,000	98,480
3.70%, 12/06/26 (a)	45,000	45,530
4.50%, 05/09/47 (a)	35,000	35,816
Continental Resources Inc.
2.88%, 04/01/32 (g)	80,000	71,174
3.80%, 06/01/24 (a)	368,000	370,348
Corebridge Financial Inc.
3.90%, 04/05/32 (g)	240,000	239,645
Corning Inc.
4.38%, 11/15/57 (a)	22,000	22,230
Corporate Office Properties LP
2.00%, 01/15/29 (a)	85,000	75,041
2.25%, 03/15/26 (a)	69,000	65,868
2.75%, 04/15/31 (a)	42,000	37,821
Crown Castle International Corp.
2.90%, 03/15/27	170,000	164,356
3.30%, 07/01/30 (a)	141,000	134,961
4.15%, 07/01/50 (a)	20,000	19,489
5.20%, 02/15/49 (a)	31,000	34,575
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	79,000	86,966
CubeSmart LP
2.50%, 02/15/32	94,000	84,182
4.38%, 02/15/29 (a)	66,000	69,229
Cummins Inc.
1.50%, 09/01/30 (a)	51,000	44,179
2.60%, 09/01/50 (a)	51,000	41,132
CVS Health Corp.
3.00%, 08/15/26 (a)	51,000	50,699
3.25%, 08/15/29 (a)	40,000	39,563
3.63%, 04/01/27 (a)	49,000	49,798
3.75%, 04/01/30 (a)	35,000	35,607
3.88%, 07/20/25 (a)	24,000	24,493
4.25%, 04/01/50 (a)	23,000	23,944
4.30%, 03/25/28 (a)	4,000	4,193
4.78%, 03/25/38 (a)	26,000	28,383
5.00%, 12/01/24 (a)	59,000	61,687
5.13%, 07/20/45 (a)	27,000	30,554
5.30%, 12/05/43 (a)	51,000	58,958

See Notes to Schedule of Investments.
Elfun Income Fund	5

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (g)	$274,000	$255,247
2.38%, 12/14/28 (g)	155,000	141,324
2.50%, 12/14/31 (g)	155,000	135,898
Danaher Corp.
2.80%, 12/10/51	130,000	110,496
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	83,000	84,780
5.45%, 06/15/23 (a)	11,000	11,332
6.02%, 06/15/26 (a)	11,000	11,935
8.35%, 07/15/46 (a)	2,000	2,929
Deutsche Bank AG
3.30%, 11/16/22 (a)	205,000	206,402
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (b)	320,000	294,413
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	177,219
Devon Energy Corp.
5.00%, 06/15/45 (a)	15,000	16,339
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	45,000	42,872
3.25%, 11/15/39 (a)	24,000	22,846
3.40%, 11/15/49 (a)	10,000	9,442
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	69,000	65,915
3.25%, 12/01/26 (a)	43,000	42,953
3.50%, 12/01/29 (a)	35,000	34,662
4.40%, 03/24/51 (a)	25,000	25,347
Digital Realty Trust LP
3.60%, 07/01/29 (a)	80,000	79,456
Discover Bank
2.70%, 02/06/30 (a)	250,000	228,730
Discovery Communications LLC
2.95%, 03/20/23 (a)	94,000	94,320
3.95%, 03/20/28 (a)	28,000	27,984
4.95%, 05/15/42 (a)	7,000	6,975
5.00%, 09/20/37 (a)	10,000	10,331
Dollar General Corp.
3.50%, 04/03/30 (a)	29,000	28,891
4.13%, 04/03/50 (a)	44,000	43,906
Dollar Tree Inc.
4.00%, 05/15/25 (a)	51,000	52,240
Dominion Energy Inc.
3.07%, 08/15/24 (a)(f)	66,000	65,842
3.38%, 04/01/30 (a)	76,000	74,862
Dover Corp.
2.95%, 11/04/29 (a)	51,000	49,628
DTE Energy Co.
2.85%, 10/01/26 (a)	22,000	21,523
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	26,000	26,858
Duke Energy Corp.
2.55%, 06/15/31 (a)	114,000	104,525
3.30%, 06/15/41 (a)	102,000	92,339
3.50%, 06/15/51 (a)	102,000	92,983
3.75%, 09/01/46 (a)	146,000	137,628
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	130,000	131,317
	Principal Amount	Fair Value
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	$33,000	$34,137
Duke Realty LP
3.05%, 03/01/50 (a)	20,000	17,064
3.25%, 06/30/26 (a)	20,000	19,902
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	10,000	12,104
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	64,000	63,169
Eastman Chemical Co.
4.65%, 10/15/44 (a)	50,000	51,540
Eaton Corp.
3.10%, 09/15/27 (a)	24,000	24,027
Ecolab Inc.
1.30%, 01/30/31 (a)	51,000	43,947
Edison International
4.95%, 04/15/25 (a)	121,000	124,257
5.75%, 06/15/27 (a)	16,000	17,169
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	35,000	32,583
Electronic Arts Inc.
1.85%, 02/15/31 (a)	61,000	53,701
Emera US Finance LP
2.64%, 06/15/31	112,000	100,685
Emerson Electric Co.
1.80%, 10/15/27 (a)	33,000	30,938
2.75%, 10/15/50 (a)	27,000	22,925
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	76,000	68,604
1.78%, 03/17/31 (a)(g)	58,000	50,358
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	6,000	6,787
Enbridge Inc.
1.60%, 10/04/26 (a)	211,000	195,335
Enbridge Inc. (5.75% fixed rate until 07/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	129,000	133,555
Energy Transfer LP
4.25%, 03/15/23 (a)	67,000	67,733
4.50%, 04/15/24 (a)	46,000	46,907
4.95%, 06/15/28 (a)	19,000	19,944
5.30%, 04/01/44 - 04/15/47 (a)	83,000	84,967
5.35%, 05/15/45 (a)	67,000	69,066
6.13%, 12/15/45 (a)	8,000	8,829
6.50%, 02/01/42 (a)	42,000	48,311
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	285,000	277,202
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	30,000	30,470
Enstar Group Ltd.
3.10%, 09/01/31 (a)	72,000	64,471
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	61,000	61,263
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	20,000	18,749
EOG Resources Inc.
4.15%, 01/15/26 (a)	5,000	5,178

See Notes to Schedule of Investments.
6	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
4.95%, 04/15/50 (a)	$24,000	$29,474
5.10%, 01/15/36 (a)	15,000	16,537
Equinix Inc.
1.25%, 07/15/25 (a)	95,000	88,614
2.15%, 07/15/30 (a)	72,000	63,222
Equinor ASA
3.25%, 11/18/49 (a)	50,000	47,090
ERP Operating LP
4.50%, 07/01/44 (a)	21,000	23,020
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (a)	28,000	23,289
Eversource Energy
3.45%, 01/15/50 (a)	49,000	44,758
Exelon Corp.
3.50%, 06/01/22 (a)	56,000	56,068
4.05%, 04/15/30 (a)	76,000	78,459
4.45%, 04/15/46 (a)	50,000	52,255
4.70%, 04/15/50 (a)	50,000	55,028
Extra Space Storage LP
3.90%, 04/01/29	45,000	45,160
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	80,000	76,978
3.45%, 04/15/51 (a)	80,000	77,373
FedEx Corp.
4.10%, 02/01/45 (a)	100,000	97,791
Fidelity National Financial Inc.
3.20%, 09/17/51 (a)	78,000	61,981
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	62,000	56,973
1.65%, 03/01/28 (a)	56,000	50,170
3.10%, 03/01/41 (a)	11,000	9,544
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	84,000	80,743
Fiserv Inc.
3.50%, 07/01/29 (a)	19,000	18,697
4.40%, 07/01/49 (a)	19,000	19,579
Florida Power & Light Co.
2.85%, 04/01/25 (a)	132,000	132,127
4.13%, 02/01/42 (a)	35,000	37,037
Flowers Foods Inc.
2.40%, 03/15/31 (a)	58,000	52,013
Flowserve Corp.
2.80%, 01/15/32 (a)	79,000	70,071
Ford Motor Co.
4.35%, 12/08/26 (a)	54,000	54,318
Ford Motor credit Company LLC
2.90%, 02/10/29	200,000	178,186
Ford Motor Credit Company LLC
3.10%, 05/04/23 (a)	237,000	236,770
Fox Corp.
3.50%, 04/08/30 (a)	51,000	50,561
Freeport-McMoRan Inc.
4.25%, 03/01/30	87,000	87,592
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	92,000	85,879
General Dynamics Corp.
4.25%, 04/01/50 (a)	35,000	39,342
General Mills Inc.
3.00%, 02/01/51	32,000	27,658
General Motors Co.
5.20%, 04/01/45 (a)	6,000	6,074
	Principal Amount	Fair Value
5.40%, 10/02/23 - 04/01/48 (a)	$29,000	$30,188
6.13%, 10/01/25 (a)	98,000	105,314
6.80%, 10/01/27 (a)	38,000	42,893
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	116,000	105,989
2.35%, 01/08/31 (a)	49,000	42,340
3.45%, 04/10/22 (a)	101,000	101,018
5.25%, 03/01/26 (a)	38,000	39,827
Genuine Parts Co.
2.75%, 02/01/32	89,000	81,702
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	131,000	124,589
3.60%, 03/01/25 (a)(g)	213,000	215,309
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	35,000	29,412
2.80%, 10/01/50 (a)	54,000	44,388
2.95%, 03/01/27 (a)	6,000	5,946
3.50%, 02/01/25 (a)	21,000	21,292
3.65%, 03/01/26 (a)	21,000	21,390
4.15%, 03/01/47 (a)	20,000	20,547
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	60,000	60,790
3.63%, 05/15/25 (a)	57,000	58,225
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	56,000	57,110
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(g)	141,000	142,394
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	63,000	57,986
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	76,000	69,859
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	180,000	177,341
2.60%, 10/15/25 (a)(g)	119,000	114,196
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (g)	250,000	250,120
3.63%, 03/24/32 (g)	250,000	250,102
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	2,043
5.00%, 11/15/45 (a)	21,000	22,791
HCA Inc.
3.13%, 03/15/27 (g)	145,000	141,677
3.50%, 09/01/30 (a)	153,000	147,699
3.63%, 03/15/32 (g)	154,000	150,915
4.38%, 03/15/42 (g)	50,000	49,422
4.63%, 03/15/52 (g)	25,000	25,326
5.38%, 02/01/25 (a)	381,000	397,132
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	71,000	64,671
3.20%, 06/01/50 (a)(g)	25,000	21,958
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	38,000	32,916
Helmerich & Payne Inc.
2.90%, 09/29/31 (a)(g)	39,000	35,787
Hess Corp.
5.60%, 02/15/41 (a)	7,000	7,878
5.80%, 04/01/47 (a)	6,000	7,110
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	8,000	9,375

See Notes to Schedule of Investments.
Elfun Income Fund	7

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Highwoods Realty LP
4.13%, 03/15/28 (a)	$26,000	$26,398
4.20%, 04/15/29 (a)	70,000	71,328
Honeywell International Inc.
1.75%, 09/01/31 (a)	77,000	68,989
2.70%, 08/15/29 (a)	3,000	2,946
Hormel Foods Corp.
1.80%, 06/11/30 (a)	102,000	91,385
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	299,521
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (b)	200,000	186,324
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (b)	200,000	182,076
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR thereafter)
3.00%, 03/10/26 (b)	200,000	196,140
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	423,000	428,922
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%, 12/31/99 (a)(b)	465,000	471,417
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	205,000	209,100
Humana Inc.
1.35%, 02/03/27 (a)	124,000	112,648
2.15%, 02/03/32 (a)	64,000	56,175
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	101,000	95,306
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (a)(g)	98,000	88,580
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	194,000	177,345
3.10%, 04/05/22 (a)(g)	44,000	44,000
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	264,000	261,695
3.50%, 02/11/23 - 07/26/26 (a)(g)	490,000	486,664
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	51,000	45,729
ING Groep N.V. (1.28% fixed rate until 04/01/27; 1.01% + SOFR thereafter)
1.28%, 04/01/27 (a)(b)	470,000	463,801
Ingredion Inc.
3.90%, 06/01/50 (a)	23,000	22,387
Intel Corp.
2.00%, 08/12/31 (a)	78,000	70,813
2.80%, 08/12/41 (a)	89,000	79,063
2.88%, 05/11/24 (a)	10,000	10,080
3.10%, 02/15/60 (a)	46,000	40,048
	Principal Amount	Fair Value
Intercontinental Exchange Inc.
2.65%, 09/15/40 (a)	$24,000	$20,595
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	258,041
4.15%, 05/15/39 (a)	150,000	157,272
4.25%, 05/15/49 (a)	150,000	159,897
International Paper Co.
4.40%, 08/15/47 (a)	35,000	36,731
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	185,000	185,222
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	127,000	120,702
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(g)	250,000	223,080
John Deere Capital Corp.
2.45%, 01/09/30 (a)	127,000	121,653
Johnson & Johnson
3.63%, 03/03/37 (a)	22,000	22,800
Johnson Controls International PLC
4.50%, 02/15/47 (a)	10,000	10,545
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	142,000	132,279
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	83,000	77,817
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/50; 2.44% + SOFR thereafter)
3.11%, 04/22/51 (a)(b)	136,000	120,950
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	68,000	61,632
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	28,000	28,449
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	57,000	57,710
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	85,000	86,857
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	31,000	31,652
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	35,000	36,220
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	124,000	131,607

See Notes to Schedule of Investments.
8	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	$147,000	$141,679
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	112,000	114,799
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	69,000	60,840
3.27%, 11/01/49 (a)	154,000	143,978
Kansas City Southern/old
3.50%, 05/01/50 (a)	37,000	34,473
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	57,000	55,421
3.80%, 05/01/50 (a)	42,000	39,812
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	7,000	6,971
5.00%, 03/01/43 (a)	21,000	21,617
6.38%, 03/01/41 (a)	21,000	24,709
Kinder Morgan Inc.
1.75%, 11/15/26 (a)	237,000	220,315
5.05%, 02/15/46 (a)	20,000	21,214
KLA Corp.
3.30%, 03/01/50 (a)	51,000	48,031
4.65%, 11/01/24 (a)	71,000	73,587
Kohl's Corp.
3.38%, 05/01/31 (a)	26,000	24,945
Kraft Heinz Foods Co.
5.20%, 07/15/45	77,000	83,310
Kyndryl Holdings Inc.
2.05%, 10/15/26 (a)(g)	96,000	86,259
2.70%, 10/15/28 (a)(g)	193,000	167,794
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	36,000	36,632
Lear Corp.
4.25%, 05/15/29 (a)	31,000	31,410
Leidos Inc.
2.95%, 05/15/23 (a)	146,000	146,364
3.63%, 05/15/25 (a)	40,000	40,126
4.38%, 05/15/30 (a)	179,000	182,582
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	22,000	20,063
Life Storage LP
2.20%, 10/15/30 (a)	70,000	61,857
Lincoln National Corp.
4.35%, 03/01/48 (a)	24,000	24,242
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	200,000	193,132
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	21,000	21,521
4.50%, 05/15/36 (a)	46,000	50,769
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	30,000	26,758
1.70%, 09/15/28 - 10/15/30 (a)	104,000	93,521
3.00%, 10/15/50 (a)	48,000	40,808
3.70%, 04/15/46 (a)	8,000	7,638
4.05%, 05/03/47 (a)	36,000	35,984
LYB International Finance III LLC
1.25%, 10/01/25 (a)	35,000	32,417
	Principal Amount	Fair Value
3.63%, 04/01/51 (a)	$49,000	$44,181
3.80%, 10/01/60 (a)	21,000	18,505
Magallanes Inc.
5.05%, 03/15/42 (g)	25,000	25,505
5.14%, 03/15/52 (g)	25,000	25,594
5.39%, 03/15/62 (g)	25,000	25,831
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	36,000	33,003
2.90%, 12/15/51	46,000	38,496
Marvell Technology Inc.
1.65%, 04/15/26 (a)	152,000	141,390
2.45%, 04/15/28 (a)	112,000	103,295
McCormick & Company Inc.
1.85%, 02/15/31 (a)	33,000	28,750
3.25%, 11/15/25 (a)	363,000	363,396
McDonald's Corp.
3.60%, 07/01/30 (a)	76,000	77,325
3.63%, 09/01/49 (a)	16,000	15,308
4.88%, 12/09/45 (a)	20,000	22,363
Medtronic Inc.
4.63%, 03/15/45 (a)	6,000	6,975
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	88,000	93,625
Merck & Company Inc.
1.70%, 06/10/27	132,000	125,057
1.90%, 12/10/28	132,000	124,341
2.15%, 12/10/31	84,000	77,834
2.45%, 06/24/50 (a)	64,000	53,292
2.75%, 02/10/25 (a)	37,000	37,114
2.75%, 12/10/51	41,000	35,734
2.90%, 12/10/61	21,000	17,976
4.00%, 03/07/49 (a)	14,000	15,125
MetLife Inc.
4.72%, 12/15/44 (a)	32,000	35,090
Microchip Technology Inc.
2.67%, 09/01/23 (a)	356,000	354,982
Micron Technology Inc.
3.37%, 11/01/41 (a)	64,000	57,043
3.48%, 11/01/51 (a)	89,000	77,618
Microsoft Corp.
2.40%, 08/08/26 (a)	35,000	34,713
2.68%, 06/01/60 (a)	14,000	12,094
2.92%, 03/17/52 (a)	110,000	102,777
3.04%, 03/17/62 (a)	37,000	34,612
3.45%, 08/08/36 (a)	10,000	10,380
3.50%, 02/12/35 (a)	29,000	30,335
Mid-America Apartments LP
2.88%, 09/15/51 (a)	77,000	64,875
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	14,000	13,529
Morgan Stanley
3.70%, 10/23/24 (a)	22,000	22,392
4.35%, 09/08/26 (a)	102,000	105,220
4.38%, 01/22/47 (a)	30,000	32,460
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	78,000	71,884
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	305,000	261,842

See Notes to Schedule of Investments.
Elfun Income Fund	9

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	$67,000	$56,024
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	65,000	64,811
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	32,000	32,240
MPLX LP
2.65%, 08/15/30 (a)	58,000	53,265
3.38%, 03/15/23 (a)	22,000	22,177
5.20%, 12/01/47 (a)	14,000	14,899
Mylan Inc.
5.20%, 04/15/48 (a)	20,000	19,677
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (b)(g)	254,000	233,586
National Retail Properties Inc.
4.00%, 11/15/25 (a)	44,000	45,025
NewMarket Corp.
2.70%, 03/18/31 (a)	50,000	45,814
Newmont Corp.
4.88%, 03/15/42 (a)	32,000	36,121
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	45,000	46,397
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	101,000	93,618
NIKE Inc.
3.38%, 03/27/50 (a)	20,000	19,863
NiSource Inc.
3.60%, 05/01/30 (a)	52,000	51,600
3.95%, 03/30/48 (a)	10,000	9,554
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	31,000	31,298
NOV Inc.
3.60%, 12/01/29 (a)	76,000	74,733
Novant Health Inc.
3.32%, 11/01/61 (a)	52,000	46,128
Novartis Capital Corp.
2.20%, 08/14/30 (a)	76,000	71,397
3.00%, 11/20/25 (a)	6,000	6,034
Nutrien Ltd.
4.90%, 06/01/43 (a)	30,000	32,871
NVIDIA Corp.
3.50%, 04/01/50 (a)	35,000	35,347
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (g)	100,000	84,615
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	43,000	42,427
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	10,000	10,110
ONEOK Inc.
4.35%, 03/15/29 (a)	46,000	46,966
Oracle Corp.
2.30%, 03/25/28 (a)	33,000	30,217
2.65%, 07/15/26 (a)	49,000	47,108
	Principal Amount	Fair Value
2.88%, 03/25/31 (a)	$51,000	$46,541
2.95%, 04/01/30 (a)	76,000	70,337
3.60%, 04/01/50 (a)	50,000	41,439
3.65%, 03/25/41 (a)	54,000	47,053
3.80%, 11/15/37 (a)	9,000	8,151
3.95%, 03/25/51 (a)	54,000	47,263
4.00%, 07/15/46 - 11/15/47 (a)	63,000	55,831
4.10%, 03/25/61 (a)	65,000	55,933
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	89,000	86,714
2.57%, 02/15/30 (a)	30,000	28,036
3.36%, 02/15/50 (a)	27,000	23,905
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	342,000	359,493
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	43,000	38,660
2.50%, 02/01/31 (a)	76,000	65,393
3.00%, 06/15/28 (a)	72,000	67,052
3.30%, 08/01/40 (a)	76,000	62,316
3.50%, 08/01/50 (a)	30,000	23,893
4.30%, 03/15/45 (a)	50,000	42,837
PacifiCorp
2.70%, 09/15/30 (a)	46,000	44,021
2.90%, 06/15/52 (a)	112,000	98,315
6.25%, 10/15/37 (a)	2,000	2,495
Packaging Corp. of America
3.05%, 10/01/51 (a)	68,000	58,120
Paramount Global
2.90%, 01/15/27 (a)	21,000	20,507
3.70%, 06/01/28 (a)	20,000	19,891
5.25%, 04/01/44 (a)	6,000	6,254
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	44,000	43,413
PartnerRe Finance B LLC (4.50% fixed rate until 01/10/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	40,000	38,464
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	66,000	64,959
3.25%, 06/01/50 (a)	35,000	32,154
PepsiCo Inc.
1.63%, 05/01/30 (a)	48,000	43,208
2.63%, 07/29/29 (a)	65,000	63,727
2.75%, 10/21/51 (a)	117,000	104,631
Pfizer Inc.
2.70%, 05/28/50 (a)	92,000	81,561
3.45%, 03/15/29 (a)	19,000	19,562
3.60%, 09/15/28 (a)	49,000	51,008
3.90%, 03/15/39 (a)	25,000	26,597
4.13%, 12/15/46 (a)	21,000	23,466
4.40%, 05/15/44 (a)	7,000	7,880
Philip Morris International Inc.
1.50%, 05/01/25 (a)	56,000	53,461
2.10%, 05/01/30 (a)	23,000	20,709
3.38%, 08/15/29 (a)	34,000	33,844
4.13%, 03/04/43 (a)	18,000	17,126
Phillips 66
2.15%, 12/15/30 (a)	279,000	248,458
3.30%, 03/15/52	83,000	73,067
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	137,000	132,279
3.75%, 03/01/28 (a)	10,000	9,998
4.68%, 02/15/45 (a)	24,000	25,688

See Notes to Schedule of Investments.
10	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	$78,000	$72,390
2.15%, 01/15/31 (a)	44,000	39,615
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	59,000	57,041
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	54,000	53,273
Precision Castparts Corp.
4.38%, 06/15/45 (a)	30,000	32,378
Prospect Capital Corp.
3.36%, 11/15/26 (a)	92,000	84,296
Prudential Financial Inc.
3.94%, 12/07/49 (a)	52,000	52,767
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	46,000	47,150
Public Service Company of Colorado
3.70%, 06/15/28 (a)	45,000	46,127
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	103,000	103,221
PVH Corp.
4.63%, 07/10/25 (a)	144,000	146,856
QUALCOMM Inc.
1.30%, 05/20/28 (a)	13,000	11,749
4.30%, 05/20/47 (a)	7,000	7,881
Quanta Services Inc.
2.35%, 01/15/32 (a)	84,000	73,062
3.05%, 10/01/41 (a)	92,000	75,861
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	18,000	17,088
Ralph Lauren Corp.
1.70%, 06/15/22 (a)	23,000	23,027
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	96,000	85,065
2.82%, 09/01/51 (a)	59,000	49,824
3.13%, 05/04/27 (a)	77,000	77,209
3.50%, 03/15/27 (a)	25,000	25,373
3.95%, 08/16/25 (a)	22,000	22,704
4.15%, 05/15/45 (a)	27,000	27,842
4.45%, 11/16/38 (a)	23,000	24,958
Realty Income Corp.
2.85%, 12/15/32	46,000	43,458
3.00%, 01/15/27 (a)	11,000	10,848
3.25%, 01/15/31 (a)	48,000	47,205
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	89,000	77,094
Regions Financial Corp.
1.80%, 08/12/28 (a)	195,000	174,997
Republic Services Inc.
2.38%, 03/15/33 (a)	135,000	120,876
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,084
Rio Tinto Finance Ltd.
2.75%, 11/02/51 (a)	229,000	198,348
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	18,000	19,328
Rockwell Automation Inc.
2.80%, 08/15/61 (a)	26,000	20,937
4.20%, 03/01/49 (a)	34,000	36,243
	Principal Amount	Fair Value
Rogers Communications Inc.
5.00%, 03/15/44 (a)	$10,000	$10,677
Roper Technologies Inc.
2.95%, 09/15/29 (a)	51,000	49,180
Ross Stores Inc.
4.70%, 04/15/27 (a)	16,000	16,879
Royalty Pharma PLC
0.75%, 09/02/23 (a)	57,000	55,405
1.20%, 09/02/25 (a)	77,000	71,243
1.75%, 09/02/27 (a)	37,000	33,587
2.15%, 09/02/31 (a)	64,000	55,020
2.20%, 09/02/30 (a)	13,000	11,384
3.30%, 09/02/40 (a)	7,000	5,977
RPM International Inc.
3.75%, 03/15/27 (a)	20,000	20,314
Ryder System Inc.
2.90%, 12/01/26 (a)	134,000	130,374
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	20,000	20,578
4.50%, 05/15/30 (a)	27,000	28,294
5.00%, 03/15/27 (a)	7,000	7,409
5.88%, 06/30/26 (a)	97,000	104,952
Salesforce.com Inc.
1.95%, 07/15/31 (a)	112,000	102,304
2.70%, 07/15/41 (a)	83,000	73,563
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(g)	200,000	204,344
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	254,000	255,890
4.38%, 04/16/49 (a)(g)	254,000	260,193
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	39,000	39,415
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	352,000	321,052
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	19,000	20,920
Sempra Energy
3.80%, 02/01/38 (a)	10,000	9,842
4.00%, 02/01/48 (a)	16,000	15,865
Sempra Energy (4.13% fixed rate until 01/04/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (b)	122,000	113,612
Shell International Finance BV
3.13%, 11/07/49 (a)	48,000	43,776
3.75%, 09/12/46 (a)	16,000	16,171
4.13%, 05/11/35 (a)	21,000	22,201
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	4,000	4,015
3.20%, 09/23/26 (a)	8,000	8,012
Simon Property Group LP
3.38%, 06/15/27 (a)	27,000	27,047
SLM Corp.
3.13%, 11/02/26 (a)	143,000	132,695
Sonoco Products Co.
2.85%, 02/01/32	94,000	87,838
Southern California Edison Co.
4.00%, 04/01/47 (a)	91,000	87,691
4.20%, 03/01/29 (a)	66,000	68,315
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	49,000	46,531
4.40%, 05/30/47 (a)	7,000	7,050

See Notes to Schedule of Investments.
Elfun Income Fund	11

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Southwest Airlines Co.
2.63%, 02/10/30 (a)	$76,000	$69,928
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	32,000	31,299
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	8,000	7,988
4.50%, 03/15/45 (a)	7,000	7,145
Spirit Realty LP
4.00%, 07/15/29 (a)	57,000	57,630
Stanley Black & Decker Inc.
3.00%, 05/15/32	109,000	105,289
Starbucks Corp.
4.00%, 11/15/28 (a)	20,000	20,677
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	198,000	181,849
Stryker Corp.
1.95%, 06/15/30 (a)	102,000	91,505
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (a)(g)	466,000	475,171
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	484,000	443,775
Suncor Energy Inc.
4.00%, 11/15/47 (a)	8,000	7,987
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(g)	250,000	230,915
Sysco Corp.
3.25%, 07/15/27 (a)	22,000	21,904
5.95%, 04/01/30 (a)	8,000	9,291
6.60%, 04/01/50 (a)	11,000	14,738
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	180,172
3.03%, 07/09/40 (a)	200,000	178,790
3.18%, 07/09/50 (a)	200,000	175,536
3.38%, 07/09/60 (a)	200,000	174,858
Tampa Electric Co.
2.40%, 03/15/31 (a)	95,000	87,494
3.45%, 03/15/51 (a)	69,000	64,343
4.35%, 05/15/44 (a)	64,000	66,373
Tapestry Inc.
4.13%, 07/15/27 (a)	9,000	9,133
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	230,000	233,296
Target Corp.
2.50%, 04/15/26 (a)	26,000	25,836
Teck Resources Ltd.
5.40%, 02/01/43 (a)	25,000	27,126
Texas Instruments Inc.
3.88%, 03/15/39 (a)	36,000	38,192
The Allstate Corp.
4.20%, 12/15/46 (a)	17,000	18,114
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	98,000	97,675
	Principal Amount	Fair Value
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	$50,000	$49,359
The Boeing Co.
2.20%, 02/04/26 (a)	145,000	137,192
2.70%, 02/01/27 (a)	124,000	119,090
2.95%, 02/01/30 (a)	28,000	25,949
3.25%, 03/01/28 (a)	7,000	6,734
3.55%, 03/01/38 (a)	6,000	5,340
3.75%, 02/01/50 (a)	25,000	22,365
5.04%, 05/01/27 (a)	181,000	190,387
5.15%, 05/01/30 (a)	101,000	107,571
5.81%, 05/01/50 (a)	62,000	71,547
The Charles Schwab Corp.
2.45%, 03/03/27	130,000	126,221
2.90%, 03/03/32	45,000	43,318
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	126,000	114,457
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	123,000	130,017
The Clorox Co.
1.80%, 05/15/30 (a)	70,000	61,463
The Coca-Cola Co.
2.60%, 06/01/50 (a)	51,000	43,629
2.75%, 06/01/60 (a)	38,000	32,261
The Dow Chemical Co.
2.10%, 11/15/30 (a)	37,000	33,316
3.60%, 11/15/50 (a)	37,000	34,441
4.25%, 10/01/34 (a)	23,000	23,778
5.55%, 11/30/48 (a)	24,000	29,283
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	35,000	33,343
The George Washington University
4.13%, 09/15/48	100,000	105,985
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	185,000	185,996
3.85%, 01/26/27 (a)	219,000	221,567
4.25%, 10/21/25 (a)	5,000	5,136
5.15%, 05/22/45 (a)	24,000	26,931
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	93,000	85,233
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(b)	119,000	103,061
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	52,000	46,209
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(b)	98,000	98,096

See Notes to Schedule of Investments.
12	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	$39,000	$33,556
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	61,000	54,780
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	24,000	24,164
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	27,000	27,204
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	44,000	45,071
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	108,000	102,735
The Hartford Financial Services Group Inc. (2.63% fixed rate until 05/02/22; 2.13% + 3 month USD LIBOR thereafter)
2.63%, 02/12/47 (a)(b)(g)	67,000	58,971
The Home Depot Inc.
2.70%, 04/15/30 (a)	27,000	26,154
3.35%, 04/15/50 (a)	50,000	47,554
3.50%, 09/15/56 (a)	30,000	29,265
3.90%, 12/06/28 - 06/15/47 (a)	42,000	43,806
4.50%, 12/06/48 (a)	19,000	21,445
The Kroger Co.
2.20%, 05/01/30 (a)	44,000	40,256
4.65%, 01/15/48 (a)	14,000	15,267
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	60,000	54,624
The Progressive Corp.
2.50%, 03/15/27	130,000	127,282
3.00%, 03/15/32	50,000	48,643
3.70%, 03/15/52	20,000	20,132
The Southern Co.
3.25%, 07/01/26 (a)	10,000	10,005
The Toronto-Dominion Bank
3.20%, 03/10/32	205,000	201,876
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	38,000	38,143
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	81,000	65,693
The Walt Disney Co.
2.65%, 01/13/31 (a)	76,000	72,604
3.38%, 11/15/26 (a)	7,000	7,094
3.60%, 01/13/51 (a)	48,000	47,426
4.75%, 11/15/46 (a)	7,000	8,031
6.65%, 11/15/37 (a)	50,000	66,755
	Principal Amount	Fair Value
The Williams Companies Inc.
3.75%, 06/15/27 (a)	$7,000	$7,088
4.85%, 03/01/48 (a)	22,000	23,486
4.90%, 01/15/45 (a)	58,000	60,628
5.40%, 03/04/44 (a)	7,000	7,706
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	56,000	50,040
Time Warner Cable LLC
6.55%, 05/01/37 (a)	21,000	24,179
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	90,000	90,545
3.75%, 04/15/27 (a)	114,000	114,824
3.88%, 04/15/30 (a)	28,000	28,118
4.50%, 04/15/50 (a)	12,000	12,187
Total Capital International S.A.
3.46%, 02/19/29 (a)	53,000	53,822
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	48,000	48,521
3.80%, 03/21/29 (a)	10,000	10,171
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	67,000	69,689
4.88%, 01/15/26 (a)	14,000	14,699
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	145,000	145,725
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	27,000	27,575
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	197,000	193,474
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	7,000	7,371
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	26,000	25,917
Tyson Foods Inc.
4.00%, 03/01/26 (a)	123,000	125,893
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%, 08/15/23 (a)(b)(g)	284,000	284,440
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(g)	259,000	249,285
UDR Inc.
2.10%, 08/01/32 (a)	64,000	55,355
3.00%, 08/15/31 (a)	38,000	36,102
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%, 09/22/26 (a)(b)(g)	360,000	333,684
Union Pacific Corp.
3.55%, 05/20/61 (a)	59,000	56,124
3.60%, 09/15/37 (a)	10,000	10,027
3.80%, 04/06/71 (a)	29,000	28,748
4.10%, 09/15/67 (a)	21,000	21,865
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	80,000	73,852
4.45%, 12/15/48 (a)	49,000	55,221
4.75%, 07/15/45 (a)	11,000	12,751

See Notes to Schedule of Investments.
Elfun Income Fund	13

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	$8,000	$7,949
Valero Energy Corp.
2.85%, 04/15/25 (a)	18,000	17,783
4.00%, 04/01/29 (a)	63,000	64,365
Ventas Realty LP
3.25%, 10/15/26 (a)	36,000	35,708
Verizon Communications Inc.
2.10%, 03/22/28 (a)	101,000	94,283
2.36%, 03/15/32 (a)(g)	137,000	123,863
2.55%, 03/21/31 (a)	95,000	88,266
3.00%, 03/22/27 (a)	180,000	177,878
3.40%, 03/22/41 (a)	69,000	64,939
3.55%, 03/22/51 (a)	50,000	47,160
3.70%, 03/22/61 (a)	65,000	60,975
4.40%, 11/01/34 (a)	52,000	55,335
4.86%, 08/21/46 (a)	114,000	131,083
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	55,000	56,561
Visa Inc.
2.70%, 04/15/40 (a)	51,000	46,285
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	179,000	177,405
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	373,000	344,085
Vodafone Group PLC
4.38%, 05/30/28 (a)	28,000	29,353
5.25%, 05/30/48 (a)	21,000	23,637
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	232,000	206,598
Vontier Corp.
2.40%, 04/01/28	133,000	117,178
2.95%, 04/01/31	102,000	90,562
Vornado Realty LP
2.15%, 06/01/26 (a)	120,000	112,380
3.40%, 06/01/31 (a)	43,000	40,277
3.50%, 01/15/25 (a)	23,000	22,914
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	6,000	5,807
Walmart Inc.
1.80%, 09/22/31 (a)	64,000	58,256
2.50%, 09/22/41 (a)	64,000	57,004
2.65%, 09/22/51 (a)	31,000	27,598
Waste Connections Inc.
2.20%, 01/15/32 (a)	89,000	79,665
2.95%, 01/15/52 (a)	89,000	76,187
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	10,000	10,022
Wells Fargo & Co.
4.15%, 01/24/29 (a)	87,000	90,298
4.75%, 12/07/46 (a)	87,000	95,063
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	96,000	94,857
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	115,000	111,030
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	414,000	391,764
	Principal Amount	Fair Value
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	$105,000	$94,634
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	238,000	235,134
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	67,000	69,962
Westlake Corp.
2.88%, 08/15/41 (a)	35,000	29,385
3.13%, 08/15/51 (a)	40,000	33,174
3.38%, 08/15/61 (a)	39,000	31,598
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	80,000	77,210
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	57,000	56,254
Weyerhaeuser Co.
4.00%, 03/09/52	70,000	69,686
Willis North America Inc.
3.60%, 05/15/24 (a)	47,000	47,246
3.88%, 09/15/49 (a)	51,000	46,579
Workday Inc.
3.50%, 04/01/27	85,000	85,173
3.70%, 04/01/29	170,000	170,275
WPP Finance 2010
3.75%, 09/19/24 (a)	31,000	31,348
Xcel Energy Inc.
3.40%, 06/01/30 (a)	61,000	60,935
Yamana Gold Inc.
2.63%, 08/15/31	102,000	91,217
Zoetis Inc.
3.00%, 09/12/27 (a)	7,000	6,943
3.90%, 08/20/28 (a)	27,000	27,752
		63,640,875
Non-Agency Collateralized Mortgage Obligations - 5.2%
BANK 2017-BNK7
3.18%, 09/15/60	2,398,000	2,364,858
BANK 2018-BNK15
4.41%, 11/15/61 (b)	1,001,000	1,060,612
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	460,000	446,952
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57	839,000	810,613
Citigroup Commercial Mortgage Trust 2015-GC35
4.46%, 11/10/48 (b)	482,000	452,883
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (b)	336,823	340,772
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (g)	191,000	185,943
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (b)(g)	170,000	173,977

See Notes to Schedule of Investments.
14	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (b)	$240,000	$243,963
GS Mortgage Securities Trust 2012-GCJ9
1.91%, 11/10/45 (b)(d)	652,616	2,067
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (b)	380,000	322,054
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (b)	291,000	296,120
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52	1,523,000	1,454,164
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52	743,000	724,525
Impac CMB Trust 2004-5 (1.18% fixed rate until 04/25/22; 0.72% + 1 month USD LIBOR thereafter)
1.18%, 10/25/34 (b)	19,326	18,854
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.39%, 12/15/47 (b)(d)	455,133	1,596
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%, 07/15/45 (b)	125,000	126,062
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (b)	250,000	196,217
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (d)	1,538	16
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.86%, 03/15/48 (b)(d)	3,139,008	54,511
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	485,082	441,221
Wells Fargo Commercial Mortgage Trust 2015-C26
1.20%, 02/15/48 (b)(d)	2,479,818	67,003
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	235,000	238,893
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (b)	533,000	540,636
		10,564,512
Sovereign Bonds - 1.0%
Government of Chile
2.55%, 01/27/32 (a)	290,000	272,881
3.86%, 06/21/47 (a)	200,000	195,316
Government of Mexico
4.75%, 03/08/44 (a)	200,000	197,214
	Principal Amount	Fair Value
Government of Panama
3.16%, 01/23/30 (a)	$200,000	$195,758
3.87%, 07/23/60 (a)	200,000	175,562
Government of Peru
1.86%, 12/01/32 (a)	140,000	120,077
2.78%, 12/01/60 (a)	230,000	180,552
5.63%, 11/18/50 (a)	105,000	133,249
Government of Philippines
3.95%, 01/20/40 (a)	200,000	200,014
Government of Qatar
4.82%, 03/14/49 (a)(g)	258,000	306,094
Government of Uruguay
5.10%, 06/18/50 (a)	105,744	125,312
		2,102,029
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	130,000	163,856
Board of Regents of the University of Texas System
3.35%, 08/15/47	115,000	112,563
Port Authority of New York & New Jersey
4.46%, 10/01/62	220,000	244,418
State of California
4.60%, 04/01/38	200,000	218,800
State of Illinois
5.10%, 06/01/33	95,000	101,024
		840,661
Total Bonds and Notes (Cost $208,085,064)		200,150,166

	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $186,475) (b)	7,459	188,713
Total Investments in Securities (Cost $208,271,539)		200,338,879
Short-Term Investments - 9.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (h)(i) (Cost $19,962,709)	19,962,709	19,962,709
Total Investments (Cost $228,234,248)		220,301,588
Liabilities in Excess of Other Assets, net - (7.6)%		(15,597,296)
NET ASSETS - 100.0%		$204,704,292

See Notes to Schedule of Investments.
Elfun Income Fund	15

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$4,146	1.00%/ Quarterly	12/20/26	$(71,562)	$(77,268)	$5,706
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	4,477	5.00%/ Quarterly	06/20/27	247,832	231,365	16,467
							$22,173

The Fund had the following long futures contracts open at March 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2022	74	$15,888,068	$15,682,219	$(205,849)
Ultra Long-Term U.S. Treasury Bond Futures	June 2022	30	5,508,729	5,313,750	(194,979)
U.S. Long Bond Futures	June 2022	23	3,552,825	3,451,437	(101,388)
					$(502,216)

The Fund had the following short futures contracts open at March 31, 2022:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2022	52	$(6,607,172)	$(6,389,500)	$217,672
10 Yr. U.S. Treasury Ultra Futures	June 2022	85	(11,720,474)	(11,514,843)	205,631
5 Yr. U.S. Treasury Notes Futures	June 2022	32	(3,761,223)	(3,670,000)	91,223
					$514,526

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
See Notes to Schedule of Investments.
16	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to $12,855,777 or 6.28% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Preferred Stock	$188,713	$—	$—	$188,713
U.S. Treasuries	—	75,585,345	—	75,585,345
Agency Mortgage Backed	—	44,692,037	—	44,692,037
Agency Collateralized Mortgage Obligations	—	1,452,052	—	1,452,052
Asset Backed	—	1,272,655	—	1,272,655
Corporate Notes	—	63,640,875	—	63,640,875
Non-Agency Collateralized Mortgage Obligations	—	10,564,512	—	10,564,512
Sovereign Bonds	—	2,102,029	—	2,102,029
Municipal Bonds and Notes	—	840,661	—	840,661
Short-Term Investments	19,962,709	—	—	19,962,709
Total Investments in Securities	$20,151,422	$200,150,166	$—	$220,301,588
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	22,173	—	22,173
Long Futures Contracts - Unrealized Depreciation	(502,216)	—	—	(502,216)
Short Futures Contracts - Unrealized Appreciation	514,526	—	—	514,526
Total Other Financial Instruments	$12,310	$22,173	$—	$34,483

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	25,377,841	$25,377,841	$30,246,777	$35,661,909	$—	$—	19,962,709	$19,962,709	$5,449
See Notes to Schedule of Investments.
Elfun Income Fund	17

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in the Fund’s Schedule of Investments.
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Elfun Income Fund
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2022, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps
During the period ended March 31, 2022, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with
19

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2022, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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